Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information
C3is Inc. (“C3is”) was formed by Imperial Petroleum Inc. (“the former Parent Company”) on July 25, 2022 under the laws of the Republic of the Marshall Islands. Initial share capital of C3is consisted of 500 common shares. Imperial Petroleum Inc. spun off its two Handysize drybulk carriers by contributing to C3is its interest in Drybulk International Trading and Shipping Inc. and in Raw Commodities & Exports Inc. (“Initial Fleet”), each one owning one Handysize drybulk carrier, and $5,000,000 in cash for working capital purposes. The contribution was completed on June 20, 2023 in exchange for 31,826 newly issued common shares and 600,000 5.00% Series A Perpetual Convertible Preferred Shares (the “Series A Preferred Shares”) in C3is. On June 21, 2023, Imperial Petroleum Inc., distributed the 31,826 common shares in C3is to the shareholders and warrant holders of Imperial Petroleum Inc. on a pro rata basis (the “Spin off”) and retained the 600,000 Series A Preferred Shares.
The accompanying unaudited interim condensed consolidated financial statements include the accounts of C3is and its subsidiaries, (collectively, the “Company”). The Initial Fleet has been accounted using the historical carrying costs of its assets and liabilities from their dates of incorporation. For periods up to June 21, 2023, the accompanying financial statements reflect the financial position and results of the carve-out
operations of the Initial Fleet. The unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles or U.S GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim condensed consolidated financial statements have been prepared on the same basis and should be read in conjunction with the consolidated financial statements for the year ended December 31, 2023 included in the Company’s Annual Report on Form
20-F
filed with the Securities and Exchange Commission on April 30, 2024 (the “2023 Consolidated Financial Statements”) and, in the opinion of management, reflect all adjustments which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2024 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2024. The reporting and functional currency of the Company is the United States Dollar.
The consolidated balance sheet as of December 31, 2023 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.
At June 30, 2024, the Company’s fleet was comprised of 3 Handysize drybulk carriers and 1 Aframax crude oil tanker providing worldwide marine transportation services under long, medium or short-term charters.
At June 30, 2024, the Company had a working capital deficit of $6,603,005, cash and cash equivalents and time deposits of $45,517,158 and four unencumbered vessels. As of June 30, 2024, the Company has remaining obligations for the acquisition of two vessels (Note 3) totaling $53,490,397 payable in July 2024 and April 2025. The balance of $39,423,257 was paid off in July 2024, from available cash. The Company expects to finance its working capital deficit with operational cash flows, debt issuances, or a combination of debt and equity issuances, if required. In the event the debt and equity issuances are not sufficient, the Company may consider selling one of its unencumbered vessels. Therefore, there is no substantial doubt about the Company’s ability to continue as a going concern, for a reasonable period of time. The accompanying unaudited interim condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern.
The Company’s vessels are managed by Brave Maritime Corporation S.A., a company controlled by members of the family of the Company’s
Non-Executive
Director and former Parent Company’s Chief Executive Officer, since June 21, 2023. Brave Maritime Corporation S.A. is incorporated in Liberia and registered in Greece under the provisions of law 89/1967, 378/1968 and article 25 of law 27/75 as amended by article 4 of law 2234/94. Before the completion of the
Spin-off
on June 21, 2023, the Company’s vessels were managed by Stealth Maritime Corporation S.A., a company controlled by members of the family of the
Company’s Non-Executive Director
and former Parent Company’s Chief Executive Officer. Stealth Maritime Corporation S.A.is a company incorporated in Liberia and registered in Greece under the provisions of law 89/1967, 378/1968 and article 25 of law 27/75 as amended by article 4 of law 2234/94. Brave Maritime Corporation S.A. and Stealth Maritime Corporation S.A. are herein referred to as the “Manager”.

At June 30, 2024, the subsidiaries included in the Company’s unaudited interim condensed consolidated financial statements were:

Company	Date of Incorporation	Name of Vessel Owned by Subsidiary	Dead Weight Tonnage (“dwt”)	Acquisition Date
Drybulk International Trading and Shipping Inc.	4/6/2022	Eco Bushfire	32,000	21/9/2022
Raw Commodities & Exports Inc.	4/7/2022	Eco Angelbay	32,000	19/10/2022
Crude Oil Services International Inc.	6/7/2023	Afrapearl II	115,804	14/7/2023
Spitfire Dragon Transport Inc.	3/2/2021	Eco Spitfire	33,664	10/5/2024
On April 12, 2024, the Company
effected a 1-for-100 reverse stock
split (“RSS”) of its shares of common stock. All share and per share amounts disclosed in these unaudited interim condensed consolidated financial statements give effect to this reverse stock split retroactively, for all periods presented. Furthermore, in connection with the reverse stock split, the exercise price of the Company’s outstanding warrants at that date increased and the number of shares issuable upon their exercise decreased in accordance with their terms. In addition, the conversion price of the Company’s Series A Preferred Shares and the exercise price of Class B1, B2, C-1 and Class C2 warrants was adjusted to $1.2573, based on the lowest daily VWAP for the Common Stock during an adjustment period ending on the fifth trading day after the first trading day after the effective time of the RSS and the number of shares issuable upon exercise were increased, in accordance with their terms. The par value and other terms of the Company’s shares of common stock were not affected by the reverse stock sp lit.